Details of Credit Derivatives Written (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Credit default swap USD ($)		Mar. 31, 2011 Credit default swap JPY (¥)		Mar. 31, 2010 Credit default swap JPY (¥)		Mar. 31, 2011 Total return swap USD ($)		Mar. 31, 2011 Total return swap JPY (¥)		Mar. 31, 2010 Total return swap JPY (¥)
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[1]	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[1]	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[1]	In case of underlying reference CMBS price falling beyond certain extent	[2]	In case of underlying reference CMBS price falling beyond certain extent	[2]	In case of underlying reference CMBS price falling beyond certain extent	[2]
Maximum potential amount of future payment under the credit derivative	$ 84		¥ 7,000		¥ 7,000		$ 344		¥ 28,606		¥ 41,146
Approximate remaining term of the credit derivative	Less than one year		Less than one year		Less than two years		Less than one year		Less than one year		Less than two years
Fair value of the credit derivative	$ 1		¥ 48		¥ (1)		$ (3)		¥ (236)		¥ 493

[1]	Underlying reference company's credit ratings are BBB+ or better rated by rating agencies as of March 31, 2010 and 2011.
[2]	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2010 and 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.